Simple agreements for future equity	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Simple agreements for future equity

8. Simple agreements for future equity

The Company has entered into SAFEs with various investors that were classified as liabilities on the Company’s balance sheets and accounted for at fair value, subject to remeasurement each reporting period. SAFEs have no maturity date, does not bear any interest and provides the investor with the right to convert into a variable number of shares of future equity in the Company at the stated conversion amount, if certain events or conditions are triggered.

During the period from October 2022 through June 30, 2026, the Company entered into Simple Agreements for Future Equity with third-party investors, receiving aggregate gross proceeds of $14,092,500. For the years ended June 30, 2025 and 2026, the Company received SAFEs proceeds of $4,307,500 and $3,500,000, respectively. No issuance costs were incurred in connection with these arrangements.

On August 27, 2026, the Company consummated the Business Combination contemplated by the Agreement and Plan of Merger dated January 11, 2026. Upon the De-SPAC closing, all outstanding SAFEs of the Company were cancelled and converted into the right to receive shares of PubCo Class A common stock based on the applicable SAFE holders’ implied ownership percentages. The shares of PubCo Class A common stock received in connection with the SAFE conversion constituted full satisfaction of their rights under the applicable SAFEs and were subject to a six-month lock-up period following the Closing Date. No additional cash consideration was payable upon such conversion.

The SAFEs agreements grant investors the right to participate in the Company’s future equity financing events. The agreements contain various conversion and redemption provisions, including conversion upon an equity financing event, as well as settlement in the event of a liquidity event or dissolution of the Company. Key terms of the SAFEs are as follows:

Equity Financing – Upon the occurrence of an equity financing event, the SAFE instruments convert into shares of the Company’s Standard Preferred shares as follows:

(i)	Price-based SAFEs: each SAFEs automatically converts into a greater of (a) the number of shares of preferred shares equal to SAFEs purchase amount divided by the lowest price per share paid for the standard preferred shares or (b) the number of shares of preferred shares equal to the SAFEs purchase amount divided by the SAFEs price.

●	“SAFEs price” is calculated by dividing a fixed post-money valuation cap by the Company capitalization, a defined term that includes all outstanding equity and convertible instruments.

●	“Equity Financing” means a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company issues and sells preferred share at a fixed valuation, including but not limited to, a pre-money or post-money valuation.

(ii)	Fixed-percentage SAFEs: on the initial closing of such Equity Financing, the SAFE automatically converts into that number of shares of the Standard Preferred Share representing a fixed percentage of total issued and outstanding shares of the Company immediately after the Closing.

Not all SAFEs agreements contain the equity financing conversion provision described above. Certain SAFEs are structured without an Equity Financing conversion feature and are generally settled only upon a Liquidity Event or a Dissolution Event (as defined in the respective SAFEs agreements). The Company considered the contractual terms of the SAFEs, including whether an Equity Financing conversion feature is present and the settlement provisions upon a Liquidity Event or a Dissolution Event, in the valuation and measurement of these instruments. As of June 30, 2026, SAFEs with an aggregate purchase amount of $13,632,500 include an Equity Financing conversion feature, while SAFEs with an aggregate purchase amount of $460,000 do not include this feature and are generally settled only upon a Liquidity Event or a Dissolution Event, in accordance with their terms.

The Company does not have any preferred shares outstanding as of the date these consolidated financial statements are issued; therefore, an equity financing event has not been triggered.

Liquidity Event – If there is a liquidity event before the conversion of each SAFE, the holder of each SAFEs will automatically be entitled to the greater of (i) SAFEs purchase amount, or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the Liquidity Price.

●	“Liquidity Price” is calculated by dividing the post-money valuation cap by the separately defined capital base, referred to as “liquidity capitalization” in the SAFEs agreements.

●	“Liquidity Event” means a change of control, a direct Listing or an initial public offering.

Dissolution Event – If there is a dissolution event before the conversion of each SAFE, the holder of each SAFEs will automatically be entitled to receive a portion of proceeds equal to SAFEs purchase amount.

The Company classifies its SAFEs as financial liabilities measured at fair value. Since the value of these instruments depends on significant unobservable inputs, including future financing activities and liquidity events, they are classified as Level 3 within the fair value hierarchy.

The fair value measurement utilizes a combined scenario analysis and financial instrument decomposition approach. Based on management’s assessment of the Company’s prospects, probability distributions are assigned to potential settlement-triggering events. Valuation is performed using a “debt plus option” model: the debt component is valued using a discounted cash flow method with key assumptions including expected settlement timing, risk-free interest rate, and credit spread; the embedded conversion right is treated as a call option and valued using the Black-Scholes model, with key inputs including the fair value of common stock, expected term, and volatility. The overall fair value represents the probability-weighted sum across all scenarios, supported by an independent third-party valuation specialist.

As of June 30, 2025 and 2026, the SAFE liabilities were measured at fair value using the above Level 3 methodology. Significant unobservable inputs—including timing of events, volatility, and credit spreads—are based on management’s reasonable estimates as of each valuation date.

Major valuation inputs adopted in the valuation of the SAFE Instruments are as follows:

	As of June 30,
	2025	2026
Volatility(1)	78.6%	88.7%
Risk-free rate(2)	4.0%	3.9%
Credit spread(3)	8.9%	9.7%
Discount rate(4)	12.8%	13.6%
Dividend yield(5)	0.0%	0.0%

(1)	Volatility: Derived with reference to historical price volatility of comparable companies
(2)	Risk-free rate: Derived with reference to U.S. sovereign bond yield
(3)	Credit spread: Risk premium over the risk-free rate, derived with reference to the spread of CCC rated bonds
(4)	Discount rate: Sum of risk-free rate and credit spread
(5)	Dividend yield: Derived with reference to historical dividend record of the Company

The following tables set forth a summary of the activity of the SAFE liabilities, respectively, which represents a recurring fair value measurement at the end of each reporting period:

Amount
Balance at June 30, 2024	$9,321,564
Issuance of simple agreements for future equity	4,307,500
Change in fair value	4,614,821
Balance at June 30, 2025	$18,243,885
Issuance of simple agreements for future equity	3,500,000
Change in fair value	7,377,383
Balance at June 30, 2026	$29,121,268